UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X
Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to
December 31, 2011
Rule 15Ga-1(c)(2) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)) for the quarterly reporting period
________________ to ________________
Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period
________________ to ________________
Date of Report (Date of earliest event reported): February 10, 2012
Mercedes-Benz Financial Services USA LLC
1
(Exact name of securitizer as specified in its charter)
N/A
(Commission File Number of securitizer)
0001540252
(Central Index Key Number of securitizer)
Steven C. Poling, Esq.
Mercedes-Benz Financial Services USA LLC
36455 Corporate Drive
Farmington Hills, Michigan 48331
(248) 991-6632
(Name, address and telephone number, including area code,
of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-
1(c)(1)
X
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-
1(c)(2)(i)
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-
1(c)(2)(ii)

1
Mercedes-Benz Financial Services USA LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan and auto lease asset classes, including asset-backed securities registered by the following affiliated registrant: Daimler Retail Receivables LLC (Central Index Key
Number 0001463814).
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Mercedes-Benz Financial Services USA LLC
(Securitizer)

By:
/s/ Brian T. Stevens _________
Brian T. Stevens
Vice President & Controller

Date: February 10, 2012